Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7018
(215) 564-8000

February 28, 2018

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention:  Jaea Hahn

RE:	Delaware Pooled Trust (the "Registrant")
File Nos. 811-06322; 033-40991

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 91 (the "Amendment") to the Registrant's Registration Statement on Form N-1A.  The Amendment was filed with the Securities and Exchange Commission electronically on February 28, 2018.

If you have any questions or comments concerning this certification, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Kathryn R. Williams
Macquarie Investment Management
Bruce G. Leto